ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Company's Subsidiaries, the VIE and the VIE's Subsidiaries and Schools

As of December 31, 2018, details of the Company’s subsidiaries, the VIE and the VIE’s subsidiaries and schools are as follows:

Name	Date of establishment	Place of establishment	Percentage of equity interest attributable to the Company	Principal activity
Subsidiaries of the Company:
RISE Education Cayman III Ltd (“Cayman III”)	July 29, 2013	Cayman Islands	100%	Investment holding
RISE Education Cayman I Ltd (“Cayman”)	June 19, 2013	Cayman Islands	100%	Investment holding
Rise IP (Cayman) Limited (“Rise IP”)	July 24, 2013	Cayman Islands	100%	Educational consulting
Edge Franchising Co., Limited (“Edge Franchising”)	March 16, 2016	Hong Kong	100%	Educational consulting
Bain Capital Rise Education (HK) Limited (“Rise HK”)	June 24, 2013	Hong Kong	100%	Educational consulting
Edge Online Co. Limited	April 1, 2018	Hong Kong	100%	Educational consulting
Rise (Tianjin) Education Information Consulting Co., Ltd. (“Rise Tianjin” or “WFOE”)	August 12, 2013	PRC	100%	Educational consulting, Sale of course materials, study tour service
VIE:
Beijing Step Ahead Education Technology Development Co., Ltd.	January 2, 2008	PRC	—	Educational consulting
VIE’s subsidiaries and school:
Beijing Haidian District Step Ahead Training School	September 18, 2008	PRC	—	Language education
Beijing Shijingshan District Step Ahead Training School	July 14, 2009	PRC	—	Language education
Beijing Changping District Step Ahead Training School	July 3, 2009	PRC	—	Language education
Beijing Chaoyang District Step Ahead Training School	July 20, 2009	PRC	—	Language education
Beijing Xicheng District RISE Immersion Subject English Training School	February 5, 2010	PRC	—	Language education
Beijing Dongcheng District RISE Immersion Subject English Training School	July 30, 2010	PRC	—	Language education
Beijing Tongzhou District RISE Immersion Subject English Training School	April 19, 2011	PRC	—	Language education
Beijing Daxing District RISE Immersion Subject English Training School	March 31, 2013	PRC	—	Language education
Beijing Fengtai District Step Ahead Training School	February 28, 2012	PRC	—	Language education
Beijing RISE Immersion Subject English Training School Co., Ltd.	October 26, 2018	PRC	—	Language education
Shanghai Boyu Investment Management Co., Ltd.	January 29, 2012	PRC	—	Language education
Shanghai Riverdeep Education Information Consulting Co., Ltd.	March 8, 2010	PRC	—	Educational consulting services
Shanghai Huangpu District RISE Immersion Subject English Training School	June 17, 2011	PRC	—	Language education
Guangzhou Ruisi Education Technology Development Co., Ltd.	August 17, 2012	PRC	—	Training services
Guangzhou Yuexiu District RISE Immersion Subject English Training School	April 29, 2014	PRC	—	Language education
Guangzhou Haizhu District RISE Immersion Subject English Training School-Chigang	December 8, 2014	PRC	—	Language education
Guangzhou Tianhe District RISE Immersion Subject English Training School	July 11, 2017	PRC	—	Language education
Hebei Camphor Tree Information Technology Co., Ltd.	November 5, 2015	PRC	—	Investment holding
Shijiazhuang Forest Rock Education Technology Co., Ltd.	August 28, 2018	PRC	—	Investment holding
Shenzhen Mei Ruisi Education Management Co., Ltd.	February 28, 2014	PRC	—	Training services
Shenzhen Futian District Rise Training Center	January 8, 2015	PRC	—	Language education
Shenzhen Nanshan District Rise Training Center	May 26, 2015	PRC	—	Language education
Shenzhen Luohu District Rise Training Center	August 3, 2017	PRC	—	Language education
Wuxi Rise Foreign Language Training Co., Ltd.	June 5, 2013	PRC	—	Training services
Ruisixing (Tianjin) Travel Services Co., Ltd	July 3, 2018	PRC	—	Traveling services

The following financial statement balances and amounts of the VIEs were included in the accompanying consolidated financial statements:

	As at December 31,
	2017	2018	2018
	RMB	RMB	US$
Cash and cash equivalents	654,777	947,626	137,826
Restricted cash	10,441	13,442	1,955
Accounts receivable, net	1,364	38	6
Inventories	1,952	1,978	288
Prepayments and other current assets	32,621	59,141	8,602
Amounts due from the Group’s subsidiaries	106,748	18,422	2,679

Total current assets	807,903	1,040,647	151,356

Property and equipment, net	92,803	118,482	17,232
Intangible assets, net	1,060	2,579	375
Goodwill	145,781	146,666	21,332
Deferred tax assets	2,404	6,157	895
Other non-current assets	31,681	51,660	7,514

Total non-current assets	273,729	325,544	47,348

Total assets	1,081,632	1,366,191	198,704

Accounts payable	3,168	7,558	1,099
Accrued expenses and other liabilities	100,156	126,455	18,392
Deferred revenue and customer advances	776,052	970,022	141,084
Income taxes payable	18,254	20,215	2,940
Amounts due to the Group’s subsidiaries	67,990	44,208	6,430

Total current liabilities	965,620	1,168,458	169,945

Non-current deferred revenue and customer advances	—	36,037	5,241
Other non-current liabilities	2,682	3,238	471

Total non-current liabilities	2,682	39,275	5,712

Total liabilities	968,302	1,207,733	175,657

	For the Years ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Revenues	673,264	912,166	1,175,618	170,987
Net (loss)/income	(24,532)	24,771	85,753	12,472
Net cash provided by operating activities	49,586	263,813	368,546	53,603
Net cash used in investing activities	(26,792)	(46,630)	(72,695)	(10,573)